Debt - Additional information (Details) - Gelesis $ / shares in Units, € in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Dec. 13, 2021 USD ($)	Nov. 30, 2020 EUR (€)	Nov. 30, 2019 EUR (€)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Mar. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Oct. 31, 2020 EUR (€)	Aug. 31, 2020 EUR (€)	Apr. 30, 2020 USD ($)	Dec. 31, 2019 $ / shares	Dec. 31, 2019 EUR (€)	May 31, 2014 EUR (€)
Debt
Debt				$ 37,081
Number of shares issued upon conversion | shares				0
Gain on extinguishment of debt					$ 297
SSD2
Debt
Debt	$ 12,000
PureTech
Debt
Debt	$ 15,000
Series 3 Growth redeemable convertible preferred stock
Debt
Share issuance price | $ / shares											$ 17.27
Italian Economic Development Agency Loan
Debt
Debt				$ 1,400									€ 1,200
Interest rate													0.332%
Intesa Sanpaolo Loan, November 2019
Debt
Debt			€ 2,400	2,800
Convertible debt payment due time			3 months
Net of transaction costs			€ 100	100
Intesa Sanpaolo Loan, November 2019 | Euribor rate
Debt
Interest rate			2.30%
Intesa Sanpaolo Loan, 2020
Debt
Debt				5,700			€ 5,000
Net of transaction costs				14,000			€ 13,000
Intesa Sanpaolo Loan, March 2021
Debt
Debt				5,400		€ 4,800
Interest rate						0.701%
Net of transaction costs				200		€ 200
Intesa Sanpaolo Loan, March 2021 | Minimum [Member]
Debt
Debt | €						€ 5,000
Horizon 2020 Loan, December 2019
Debt
Debt				300								€ 300
Interest rate												0.171%
Net of transaction costs				24,000								€ 21,000
Horizon 2020 Loan, October 2020
Debt
Debt				200				€ 200
Net of transaction costs				22,000				€ 19,000,000
RIF Shareholders Loan
Debt
Debt				16,400					€ 14,500
Interest rate									6.35%
Net of transaction costs				600					€ 500
UniCredit Loan
Debt
Debt		€ 4,900		5,700
Net of transaction costs		€ 100		100
Debt instrument variable rate		2.12%
PPP Loan
Debt
Debt										$ 300
Gain on extinguishment of debt					$ 300
2021 Bridge Financing
Debt
Interest rate	10.00%
Percentage on price for conversion	75
Convertible promissory notes (see Note 12)	$ 27,000			27,100
Loss on change in fair value of the convertible promissory notes				$ 100
2021 Bridge Financing | SSD2
Debt
Debt	12,000
2021 Bridge Financing | PureTech
Debt
Debt	$ 15,000